Note 17 - Revenue - Total Revenue (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Revenue from contracts with customers		$ 882,592	$ 710,596
Metal content and provisional pricing adjustments on concentrate sales		17,549	10,666
Total revenue		900,141	721,262
Gold revenue		467,355	391,503
Copper revenue		227,715	178,597
Molybdenum revenue		187,162	136,954
Other by-product revenue		17,909	14,208
Gold [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		467,990	385,405
Copper [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		209,644	173,473
Molybdenum [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		187,162	136,954
Other by-product [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	[1]	$ 17,796	$ 14,764

[1]	Includes silver, rhenium and sulfuric acid sales.